Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (16,090,000)	$ (13,092,000)	$ (29,886,000)	$ (30,384,000)	$ (25,149,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,957,000	1,620,000	4,921,000	3,181,000	2,074,000
Non-cash expenses related to convertible note			0	1,123,000	211,000
Share-based compensation expense	2,678,000	710,000	2,241,000	665,000	735,000
Loss on sale of fixed assets			76,000	0	0
Amortization of debt issuance costs	78,000	35,000	109,000	37,000	93,000
Change in preferred and common stock warrant liabilities	12,503,000	259,000	1,120,000	385,000	0
Restructuring loss on write-off of fixed assets			0	2,302,000	0
Net change in operating assets and liabilities:
Accounts receivables	(21,762,000)	(2,788,000)	(9,045,000)	(2,702,000)	1,071,000
Inventories	(12,438,000)	(6,178,000)	(22,113,000)	(1,959,000)	(3,710,000)
Prepaid expenses and other assets	(2,131,000)	(154,000)	325,000	(795,000)	(205,000)
Accounts payable	9,799,000	6,623,000	10,455,000	2,361,000	548,000
Accrued expenses and other current liabilities	1,028,000	259,000	3,798,000	464,000	899,000
Long-term liabilities	12,000	39,000	278,000	49,000	(62,000)
Net cash used in operating activities	(22,366,000)	(12,667,000)	(37,721,000)	(25,273,000)	(23,495,000)
Cash flows used in investing activities:
Purchases of property, plant and equipment	(7,502,000)	(9,973,000)	(22,228,000)	(7,908,000)	(4,955,000)
Proceeds from sale of fixed assets	232,000	0	67,000	0	0
Purchases of property, plant and equipment held for sale	(3,121,000)	0	(1,022,000)	0	0
Payment of security deposits	(487,000)	(60,000)	(59,000)	(207,000)	(83,000)
Net cash used in investing activities	(10,878,000)	(10,033,000)	(23,242,000)	(8,115,000)	(5,038,000)
Cash flows from financing activities:
Proceeds from issuance of common stock pursuant to the initial public offering, net of issuance costs	255,448,000	0
Proceeds from preferred stock offering, net of offering costs	0	1,350,000
Proceeds from convertible note issuance			0	10,000,000	4,000,000
Proceeds from payoff of notes receivable for restricted stock purchase			951,000	0	0
Proceeds from revolving credit line			6,000,000	2,500,000	1,637,000
Proceeds from bank term loan borrowing	0	10,000,000	20,000,000	0	1,500,000
Proceeds from equipment loan borrowing			5,000,000	0	0
Repayments on revolving credit line	0	(2,500,000)	(2,500,000)	0	(1,637,000)
Repayment on term loan	0	(1,000,000)	(1,000,000)	(500,000)	0
Repayment of Missouri Note	0	(1,450,000)	(1,450,000)	0	0
Payments of capital lease obligations	(21,000)	(117,000)	(153,000)	(221,000)	(117,000)
Proceeds from sale of restricted stock			2,000	0	0
Proceeds from exercise of stock options	533,000	871,000	1,369,000	379,000	684,000
Payments of deferred offering costs			(2,415,000)	0	0
Debt issuance costs			(437,000)	0	0
Payment for repurchase of common stock			(514,000)	0	0
Net cash provided by financing activities	255,960,000	7,154,000	76,199,000	55,425,000	31,914,000
Net increase in cash and cash equivalents	222,716,000	(15,546,000)	15,236,000	22,037,000	3,381,000
Cash at the beginning of the period	54,271,000	39,035,000	39,035,000	16,998,000	13,617,000
Cash and cash equivalents at the end of the period	276,987,000	23,489,000	54,271,000	39,035,000	16,998,000
Cash paid during the period for:
Interest	1,445,000	63,000	924,000	269,000	140,000
Taxes	21,000	3,000	4,000	3,000	24,000
Non-cash investing and financing activities:
Capital lease obligations for the purchase of property, plant and equipment	0	85,000	85,000	35,000	442,000
Issuance of convertible preferred stock warrants in connection with debt	0	248,000
Non-cash additions to property, plant and equipment	1,003,000	1,656,000	1,146,000	1,376,000	0
Deferred offering costs, accrued not yet paid	578,000	64,000	745,000	0	0
Non-cash additions to property, plant and equipment held for sale	646,000	0
Reclassification of warrant liability to additional paid-in capital in connection with the initial public offering	14,421,000	0
Conversion of convertible preferred stock to common stock upon initial public offering	$ 199,540,000	$ 0
Preferred Stock
Non-cash investing and financing activities:
Issuance of convertible preferred stock warrants in connection with debt			0	0	165,000
Common Stock
Non-cash investing and financing activities:
Issuance of convertible preferred stock warrants in connection with debt			248,000	0	0
Series H
Cash flows from financing activities:
Proceeds from preferred stock offering, net of offering costs			49,999,000	0	0
Series G
Cash flows from financing activities:
Proceeds from preferred stock offering, net of offering costs			1,347,000	43,188,000	0
Series F
Cash flows from financing activities:
Proceeds from preferred stock offering, net of offering costs			0	79,000	25,550,000
Series E
Cash flows from financing activities:
Proceeds from preferred stock offering, net of offering costs			$ 0	$ 0	$ 297,000